Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		₨ 140,166	$ 1,847.4	₨ 107,667
Less: Accumulated depreciation		15,758	207.7	11,966
Less: Accumulated impairment		616	8.1	657
Property plant and equipment, Total		123,792	1,631.6	95,044
Property, plant and equipment, net		144,332	1,902.4	108,847
Plant and machinery (solar power plants) [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		₨ 133,394	$ 1,758.2	101,331
Plant and machinery (solar power plants) [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)		25 years	25 years
Plant and machinery (solar power plants) [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)		35 years	35 years
Leasehold improvements — solar power plant [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		₨ 6,297	$ 83.0	5,970
Leasehold improvements — solar power plant [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)		25 years	25 years
Leasehold improvements — solar power plant [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)		35 years	35 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)		5 years	5 years
Property, plant and equipment, gross		₨ 13	$ 0.2	13
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)		5 years	5 years
Property, plant and equipment, gross		₨ 83	$ 1.1	72
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		₨ 125	$ 1.6	38
Office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)		1 year	1 year
Office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)		5 years	5 years
Computers [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)		3 years	3 years
Property, plant and equipment, gross		₨ 102	$ 1.3	96
Leasehold improvements — office [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		₨ 152	$ 2.0	147
Leasehold improvements — office [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)		1 year	1 year
Leasehold improvements — office [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)		3 years	3 years
Freehold land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	[1]	₨ 3,224	$ 42.5	3,193
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net		₨ 17,316	$ 228.3	₨ 10,610

[1]	Also see note 27. “Whistle-blower Allegations and Special Committee Investigation” for adjustment towards payment made to land aggregators.